CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUES	$ 14,124	$ 6,264
COST OF REVENUES	10,276	3,648
GROSS PROFIT	3,848	2,616
OPERATING EXPENSES
Research and development, net	1,662	1,792
Sales and marketing	1,128	1,463
General and administration	2,374	2,488
Other operating expenses	405	0
Total operating expenses	5,569	5,743
OPERATING (LOSS) INCOME	(1,721)	(3,127)
FINANCIAL EXPENSES (INCOME), NET	(869)	(2,032)
LOSS BEFORE INCOME TAX	(2,590)	(5,159)
INCOME TAX BENEFIT	0	0
NET LOSS FOR THE PERIOD	$ (2,590)	$ (5,159)
NET LOSS PER SHARE
Basic	$ (0.53)	$ (1.54)
Diluted	$ (0.53)	$ (1.54)
Weighted average number of ordinary shares used in computing basic net loss per share	4,858,923	3,347,449
Weighted average number of ordinary shares used in computing diluted net loss per share	4,858,923	3,347,449